UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended: March 31, 2011*


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Argonaut Global Macro Fund, Ltd.

Address:  c/o Citi Hedge Fund Services (Cayman), Ltd.
          P.O. Box 10293
          Cayman Corporate Center
          27 Hospital Road
          George Town
          Grand Cayman KY1-1003
          Cayman Islands

13F File Number: 028-14211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Kessler
Title:    Chief Financial Officer and Chief Compliance Officer
Phone:    212-752-6988


Signature, Place and Date of Signing:


/s/ Brian Kessler                New York, New York           May 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


* On March 31, 2011, Argonaut Global Macro Fund, Ltd. did not have investment discretion over any securities listed on the Securities and Exchange Commission's Official List of Section 13(f) Securities.

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

1.   028-14207                       Argonaut Capital Management Corp.






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